Accounting Policies	12 Months Ended
Dec. 31, 2017
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Accounting Policies

Accounting Policies

(including key accounting estimates and assumptions)

This document constitutes both the Annual Report and the Financial Statements in accordance with the Irish and UK requirements, and the Annual Report on Form 20-F in accordance with the US Securities Exchange Act of 1934.

Basis of preparation

The Consolidated Financial Statements of CRH plc have been prepared in accordance with International Financial Reporting Standards (IFRS) as adopted by the International Accounting Standards Board.

CRH plc, the Parent Company, is a publicly traded limited company incorporated and domiciled in the Republic of Ireland.

The Consolidated Financial Statements, which are presented in euro millions, have been prepared under the historical cost convention as modified by the measurement at fair value of share-based payments, retirement benefit obligations and certain financial assets and liabilities including derivative financial instruments.

The accounting policies set out below have been applied consistently by all of the Group’s subsidiaries, joint ventures and associates to all periods presented in these Consolidated Financial Statements.

In accordance with Section 304 of the Companies Act 2014, the Company is availing of the exemption from presenting its individual profit and loss account to the Annual General Meeting and from filing it with the Registrar of Companies.

Adoption of IFRS and International Financial Reporting Interpretations Committee (IFRIC) interpretations

The Group has applied those new standards and interpretations that apply from 1 January 2017, including the Annual Improvements 2014-2016 Cycle and amendments to IAS 7 Statement of Cash Flows and to IAS 12 Income Taxes. These amendments principally related to clarifications and presentation and their application did not result in material changes to the Group’s Consolidated Financial Statements.

IFRS and IFRIC interpretations being adopted in subsequent years

The Group has formed a number of project teams to evaluate and implement the following standards:

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces new rules for hedge accounting and a new impairment model for financial assets. The Group will adopt IFRS 9 on 1 January 2018 in accordance with the transition provisions of the standard.

The new impairment model requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as is the case under IAS 39 Financial Instruments: Recognition and Measurement. Overall, the Group expects no material impact on the Consolidated Financial Statements. This assessment is based on internally available information and may be subject to change arising from further reasonable and supportable information being made available to the Group in 2018 when the Group adopts the new standard.

The new hedge accounting rules will align the accounting for hedging instruments more closely with the Group’s risk management practices. As a general rule, more hedge relationships may be eligible for hedge accounting, as the standard introduces a more principles-based approach.

The new standard also introduces expanded disclosure requirements and changes in presentation. These are expected to change the nature and extent of the Group’s disclosures about its financial instruments particularly in the first year of adoption of the new standard.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 Revenue from Contracts with Customers will replace IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. The new standard is applicable from 1 January 2018. IFRS 15 introduces a number of new concepts and requirements and also provides guidance and clarification on existing practice. CRH will adopt IFRS 15 by applying the modified retrospective application.

Throughout 2017, the Group performed a detailed analysis of the impact of IFRS 15; including a review of our contracts and sales arrangements. At this point, we have concluded that there is no material impact arising from transition to IFRS 15. Opening retained earnings for 2018 will not be adjusted as a result.

Revenue derived from sources other than construction contracts will continue to be recognised at a point in time.

Revenue earned in our construction contract businesses will continue to be recognised over time; principally using an input method.

The Group’s transition project had the following focus areas:

(i) Variable consideration

Some contracts with customers offer trade discounts or volume rebates. Our construction contracts can include certain bonuses and other variable consideration clauses. Based on the detailed procedures performed during 2017, a material impact on the recognition of such variable consideration under IFRS 15 has not been identified.

(ii) Warranty obligations

Warranties currently offered by the Group will continue to be accounted for under IAS 37 Provisions, Contingent Liabilities and Contingent Assets.

(iii)	Bundling and unbundling of contracts to determine performance obligations

The vast majority of our contracts contain just one performance obligation. Within our construction contract businesses, some contracts have been identified as offering two promises to a customer; however the adoption of IFRS 15 will not have a material impact on the recognition of revenue on these contracts.

(iv) Loss-making contracts

Loss-making contracts will now be accounted for under IAS 37 rather than under IAS 11. This will not have an impact on revenue recognition at transition.

(v) Principal versus agent considerations

We examined whether any revenue might be deemed to be more appropriately recorded on an agency or net basis, rather than on a gross basis, under IFRS 15 and determined that no material impact on the Group’s revenue arose.

(vi) Disclosure requirements

IFRS 15 disclosure requirements are more detailed than under current IFRS. The Group is in the process of finalising the disclosures required to be reported in 2018.

IFRS 16 Leases

IFRS 16 Leases was issued in January 2016 and replaces IAS 17 Leases, IFRIC 4 Determining Whether an Arrangement Contains a Lease, SIC-15 – Operating Leases – Incentives and SIC-27 – Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The new standard is applicable from 1 January 2019.

IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for the majority of leases under a single on-balance sheet model, similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g. personal computers) and short-term leases (i.e. leases with a term of 12 months or less). It also includes an election which permits a lessee not to separate non-lease components (e.g. maintenance) from lease components and instead capitalise both the lease cost and associated non-lease cost.

At the commencement date of a lease, a lessee will recognise a liability to make lease payments (i.e. the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e. the right-of-use asset). Lessees will be required to separately recognise the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Under IFRS 16 lessees will also be required to remeasure the lease liability upon the occurrence of certain events (e.g. a change in lease term or a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognise the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

CRH has entered into operating leases for a range of assets, principally relating to property across the US and Europe. These property leases have varying terms, escalation clauses and renewal rights including periodic rent reviews linked with a consumer price index and/or other indices. The Group also leases plant and machinery, vehicles and equipment under operating leases.

The adoption of the new standard will have a material impact on the Group’s Consolidated Financial Statements, as follows:

Income Statement

Operating expenses will decrease, as the Group currently recognises operating lease expenses in either cost of sales, selling and distribution or administration expenses (depending on the nature of the lease). The Group’s lease expense (continuing operations) for 2017 was €606 million and is disclosed in note 4 to the Consolidated Financial Statements.

Depreciation and finance costs as currently reported in the Group’s Income Statement will increase, as under the new standard the right-of-use asset will be capitalised and depreciated over the term of the lease with an associated finance cost applied annually to the lease liability.

Balance Sheet

At transition date, the Group will determine the lease payments outstanding at that date and apply the appropriate discount rate to calculate the present value of the lease payments. CRH is currently considering adopting the new standard by applying the modified retrospective approach. In addition, CRH will perform an impairment assessment at date of adoption and any resulting impairment will impact retained earnings rather than the Consolidated Income Statement in the year of transition.

The Group’s commitment outstanding on all leases (including those relating to discontinued operations) as at 31 December 2017 is €2,191 million (2016: €2,171 million) (see note 29 to the Consolidated Financial Statements).

The Group has been assessing the impact of the new standard since it was issued in January 2016. The exact financial impact of the standard is as yet unknown, as a number of factors impact the calculation of the liability, such as discount rate and the expected term of leases including renewal options.

The Group’s commitment as at 31 December 2017 provides an indication of the scale of leases held and how significant leases currently are to CRH’s business. The Group will continue to assess its portfolio of leases to calculate the impending impact of transition to the new standard during 2018.

In addition to the impacts above, there will also be significantly increased disclosures when the Group adopts IFRS 16.

IFRIC 23 Uncertainty over Income Tax Treatments

IFRIC 23 was issued in June 2017; with an effective date of 1 January 2019. It clarifies the accounting for uncertainties in income taxes. The Group is currently evaluating the impact of this interpretation on future periods.

IAS 19 Employee Benefits

In February 2018, the IASB issued a narrow scope amendment to IAS 19 Employee Benefits. The amendment will be applied prospectively for plan amendments, curtailments or settlements occurring on or after 1 January 2019. These amendments are not expected to have an impact on the Group on the effective date, but will impact how the Group determines current service cost and net interest in the event of any plan amendments, curtailments or settlements which arise thereafter.

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts. IFRS 17 is effective for reporting periods beginning on or after 1 January 2021, with presentation of comparative figures required. This standard is not expected to have an impact on the Group.

There are no other IFRS or IFRIC interpretations that are effective subsequent to the CRH 2017 financial year-end that would have a material impact on the results or financial position of the Group.

Key Accounting Policies which involve Estimates, Assumptions and Judgements

The preparation of the Consolidated Financial Statements in accordance with IFRS requires management to make certain estimates, assumptions and judgements that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Management believes that the estimates, assumptions and judgements upon which it relies are reasonable based on the information available to it at the time that those estimates, assumptions and judgements are made. In some cases, the accounting treatment of a particular transaction is specifically dictated by IFRS and does not require management’s judgement in its application.

Management considers that their use of estimates, assumptions and judgements in the application of the Group’s accounting policies are inter-related and therefore discuss them together below.

Estimates, and underlying assumptions, are reviewed on an ongoing basis. Changes in accounting estimates may be necessary if there are changes in the circumstances or experiences on which the estimate was based or as a result of new information.

The critical accounting policies which involve significant estimates, assumptions or judgements, the actual outcome of which could have a material impact on the Group’s results and financial position outlined below, are as follows:

Impairment of long-lived assets and goodwill – Notes 14 and 15

Impairment of property, plant and equipment and goodwill

The carrying values of items of property, plant and equipment are reviewed for indicators of impairment at each reporting date and are subject to impairment testing when events or changes in circumstances indicate that the carrying values may not be recoverable. Goodwill is subject to impairment testing on an annual basis and at any time during the year if an indicator of impairment is considered to exist. A decision to dispose of a business unit represents one such indicator and in these circumstances the recoverable amount is assessed on a fair value less costs of disposal basis. In the year in which a business combination is effected and where some or all of the goodwill allocated to a particular cash-generating unit arose in respect of that combination, the cash-generating unit is tested for impairment prior to the end of the relevant annual period.

Property, plant and equipment assets are reviewed for potential impairment by applying a series of external and internal indicators specific to the assets under consideration; these indicators encompass macroeconomic issues including the inherent cyclicality of the building materials sector, actual obsolescence or physical damage, a deterioration in forecast performance in the internal reporting cycle and restructuring and rationalisation programmes.

Where the carrying value exceeds the estimated recoverable amount (being the greater of fair value less costs of disposal and value-in-use), an impairment loss is recognised by writing down the assets to their recoverable amount. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the future cash flow estimates have not been adjusted. The estimates of future cash flows exclude cash inflows or outflows attributable to financing activities and income tax. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined by reference to the cash-generating unit to which the asset belongs. Impairment losses arising in respect of goodwill are not reversed once recognised.

Goodwill relating to associates and joint ventures is included in the carrying amount of the investment and is neither amortised nor individually tested for impairment. Where indicators of impairment of an investment arise in accordance with the requirements of IAS 39, the carrying amount is tested for impairment by comparing its recoverable amount with its carrying amount.

The impairment testing process requires management to make significant judgements and estimates regarding the future cash flows expected to be generated by the use of and, if applicable, the eventual disposal of, long-lived assets and goodwill as well as other factors to determine the fair value of the assets. Management periodically evaluates and updates the estimates based on the conditions which influence these variables. A detailed discussion of the impairment methodology applied and key assumptions used by the Group in the context of long-lived assets and goodwill is provided in note 15 to the Consolidated Financial Statements.

The assumptions and conditions for determining impairments of long-lived assets and goodwill reflect management’s best assumptions and estimates, but these items involve inherent uncertainties described above, many of which are not under management’s control. As a result, the accounting for such items could result in different estimates or amounts if management used different assumptions or if different conditions occur in future accounting periods.

Retirement benefit obligations – Note 28

Costs arising in respect of the Group’s defined contribution pension schemes are charged to the Consolidated Income Statement in the period in which they are incurred. The Group has no legal or constructive obligation to pay further contributions in the event that the fund does not hold sufficient assets to meet its benefit commitments.

The liabilities and costs associated with the Group’s defined benefit pension schemes (both funded and unfunded) are assessed either on the basis of the attained age, the projected unit credit, the current unit credit or the aggregate cost methods by professionally qualified actuaries and are arrived at using actuarial assumptions based on market expectations at the balance sheet date. The discount rates employed in determining the present value of the schemes’ liabilities are determined by reference to market yields at the balance sheet date on high-quality corporate bonds of a currency and term consistent with the currency and term of the associated post-employment benefit obligations.

The net surplus or deficit arising on the Group’s defined benefit pension schemes, together with the liabilities associated with the unfunded schemes, are shown either within non-current assets or non-current liabilities in the Consolidated Balance Sheet. The deferred tax impact of pension scheme surpluses and deficits is disclosed separately within deferred tax assets or liabilities as appropriate. Remeasurements, comprising actuarial gains and losses and the return on plan assets (excluding net interest), are recognised immediately in the Consolidated Balance Sheet with a corresponding debit or credit to retained earnings through other comprehensive income in the period in which they occur. Remeasurements are not reclassified to profit or loss in subsequent periods.

The defined benefit pension asset or liability in the Consolidated Balance Sheet comprises the total for each plan of the present value of the defined benefit obligation less the fair value of plan assets out of which the obligations are to be settled directly. Plan assets are assets that are held by a long-term employee benefit fund or qualifying insurance policies. Fair value is based on market price information and, in the case of published securities; it is the published bid price. The value of any defined benefit asset is limited to the present value of any economic benefits available in the form of refunds from the plan and reductions in the future contributions to the plan.

The Group’s obligation in respect of post-employment healthcare and life assurance benefits represents the amount of future benefit that employees have earned in return for service in the current and prior periods. The obligation is computed on the basis of the projected unit credit method and is discounted to present value using a discount rate equating to the market yield at the balance sheet date on high-quality corporate bonds of a currency and term consistent with the currency and estimated term of the post-employment obligations.

Assumptions

The assumptions underlying the actuarial valuations (including discount rates, rates of increase in future compensation levels, mortality rates and healthcare cost trends), from which the amounts recognised in the Consolidated Financial Statements are determined, are updated annually based on current economic conditions and for any relevant changes to the terms and conditions of the pension and post-retirement plans. These assumptions can be affected by (i) for the discount rate, changes in the rates of return on high-quality corporate bonds; (ii) for future compensation levels, future labour market conditions and (iii) for healthcare cost trend rates, the rate of medical cost inflation in the relevant regions. The weighted average actuarial assumptions used and sensitivity analysis in relation to the significant assumptions employed in the determination of pension and other post-retirement liabilities are contained in note 28 to the Consolidated Financial Statements.

While management believes that the assumptions used are appropriate, differences in actual experience or changes in assumptions may affect the obligations and expenses recognised in future accounting periods. The assets and liabilities of defined benefit pension schemes may exhibit significant period-on-period volatility attributable primarily to changes in bond yields and longevity. In addition to future service contributions, significant cash contributions may be required to remediate past service deficits. A sensitivity analysis of the change in these assumptions is provided in note 28.

Provisions for liabilities – Note 26

A provision is recognised when the Group has a present obligation (either legal or constructive) as a result of a past event, it is probable that a transfer of economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Group anticipates that a provision will be reimbursed, the reimbursement is recognised as a separate asset only when it is virtually certain that the reimbursement will arise. The expense relating to any provision is presented in the Consolidated Income Statement net of any reimbursement. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation. The increase in the provision due to passage of time is recognised as an interest expense. Contingent liabilities arising on business combinations are recognised as provisions if the contingent liability can be reliably measured at its acquisition date fair value. Provisions are not recognised for future operating losses. Refer to note 26 for the expected timing of outflows by provisions category.

Environmental and remediation provisions

The measurement of environmental and remediation provisions is based on an evaluation of currently available facts with respect to each individual site and considers factors such as existing technology, currently enacted laws and regulations and prior experience in remediation of sites. Inherent uncertainties exist in such evaluations primarily due to unknown conditions, changing governmental regulations and legal standards regarding liability, the protracted length of the clean-upperiods and evolving technologies. The environmental and remediation liabilities provided for in the Consolidated Financial Statements reflect the information available to management at the time of determination of the liability and are adjusted periodically as remediation efforts progress or as additional technical or legal information becomes available. Due to the inherent uncertainties described above, many of which are not under management’s control, the accounting for such items could result in different amounts if management used different assumptions or if different conditions occur in future accounting periods.

Legal contingencies

The status of each significant claim and legal proceeding in which the Group is involved is reviewed by management on a periodic basis and the Group’s potential financial exposure is assessed. If the potential loss from any claim or legal proceeding is considered probable, and the amount can be estimated, a liability is recognised for the estimated loss. Because of the uncertainties inherent in such matters, the related provisions are based on the best information available at the time; the issues taken into account by management and factored into the assessment of legal contingencies include, as applicable, the status of settlement negotiations, interpretations of contractual obligations, prior experience with similar contingencies/claims, the availability of insurance to protect against the downside exposure and advice obtained from legal counsel and other third parties. As additional information becomes available on pending claims, the potential liability is reassessed and revisions are made to the amounts accrued where appropriate. Such revisions in the estimates of the potential liabilities could have a material impact on the results of operations and financial position of the Group in future accounting periods.

Taxation – current and deferred – Notes 11 and 27

Current tax represents the expected tax payable (or recoverable) on the taxable profit for the year using tax rates enacted for the period. Any interest or penalties arising are included within current tax. Where items are accounted for outside of profit or loss, the related income tax is recognised either in other comprehensive income or directly in equity as appropriate.

Deferred tax is recognised using the liability method on temporary differences arising at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. However, deferred tax liabilities are not recognised if they arise from the initial recognition of goodwill; in addition, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. For the most part, no provision has been made for temporary differences applicable to investments in subsidiaries and joint ventures as the Group is in a position to control the timing of reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. However, a temporary difference has been recognised to the extent that specific assets have been identified for sale or where there is a specific intention to unwind the temporary difference in the foreseeable future. Due to the absence of control in the context of associates (significant influence only), deferred tax liabilities are recognised where appropriate in respect of CRH’s investments in these entities on the basis that the exercise of significant influence would not necessarily prevent earnings being remitted by other shareholders in the undertaking.

Deferred tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled. Deferred tax assets and liabilities are not subject to discounting. Deferred tax assets are recognised in respect of all deductible temporary differences, carry-forward of unused tax credits and unused tax losses to the extent that it is probable that taxable profits will be available against which the temporary differences can be utilised. The carrying amounts of deferred tax assets are subject to review at each balance sheet date and are reduced to the extent that future taxable profits are considered to be inadequate to allow all or part of any deferred tax asset to be utilised.

The Group’s income tax charge is based on reported profit and expected statutory tax rates, which reflect various allowances and reliefs and tax planning opportunities available to the Group in the multiple tax jurisdictions in which it operates. The determination of the Group’s provision for income tax requires certain judgements and estimates in relation to matters where the ultimate tax outcome may not be certain. The recognition or non-recognition of deferred tax assets as appropriate also requires judgement as it involves an assessment of the future recoverability of those assets. In addition, the Group is subject to tax audits which can involve complex issues that could require extended periods to conclude, the resolution of which is often not within the control of the Group. Although management believes that the estimates included in the Consolidated Financial Statements and its tax return positions are reasonable, there is no certainty that the final outcome of these matters will not be different than that which is reflected in the Group’s historical income tax provisions and accruals. Whilst it is possible, the Group does not currently anticipate that any such differences could have a material impact on the income tax provision and profit for the period in which such a determination is made nor does it expect any significant impact on its financial position in the near term. This is based on the Group’s knowledge and experience, as well as the profile of the individual components which have been reflected in the current tax liability, the status of the tax audits, enquiries and negotiations in progress at each year-end, previous claims and any factors specific to the relevant tax environments.

Other Significant Accounting Policies

Basis of consolidation

The Consolidated Financial Statements include the financial statements of the Parent Company and all subsidiaries, joint ventures and associates, drawn up to 31 December each year. The financial year-ends of the Group’s subsidiaries, joint ventures and associates are co-terminous.

Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases. A change in the ownership interest of a subsidiary without a change in control is accounted for as an equity transaction.

When the Group holds less than the majority of voting rights, other facts and circumstances including contractual arrangements that give the Group power over the investee may result in the Group controlling the investee. The Group reassesses whether it controls an investee if, and when, facts and circumstances indicate that there are changes to the elements evidencing control.

Non-controlling interests represent the portion of the equity of a subsidiary not attributable either directly or indirectly to the Parent Company and are presented separately in the Consolidated Income Statement and within equity in the Consolidated Balance Sheet, distinguished from Parent Company shareholders’ equity. Acquisitions of non-controlling interests are accounted for as transactions with equity holders in their capacity as equity holders and therefore no goodwill is recognised as a result of such transactions. On an acquisition by acquisition basis, the Group recognises any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.

Investments in associates and joint ventures – Notes 10 and 16

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of an entity, but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of the arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

The Group’s investments in its associates and joint ventures are accounted for using the equity method from the date significant influence/joint control is deemed to arise until the date on which significant influence/joint control ceases to exist or when the interest becomes classified as an asset held for sale.

The Consolidated Income Statement reflects the Group’s share of profit after tax of the related associates and joint ventures. Investments in associates and joint ventures are carried in the Consolidated Balance Sheet at cost adjusted in respect of post-acquisition changes in the Group’s share of net assets, less any impairment in value. Loans advanced to equity accounted investments that have the characteristics of equity financing are also included in the investment held on the Consolidated Balance Sheet. If necessary, impairment losses on the carrying amount of an investment are reported within the Group’s share of equity accounted investments results in the Consolidated Income Statement. If the Group’s share of losses exceeds the carrying amount of an associate or joint venture, the carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred obligations in respect of the associate or joint venture.

Property, plant and equipment – Note 14

The carrying value of property, plant and equipment of €13,094 million at 31 December 2017 represents 41% of total assets at that date. Property, plant and equipment are stated at cost less any accumulated depreciation and any accumulated impairments except for certain items that had been revalued to fair value prior to the date of transition to IFRS (1 January 2004).

Repair and maintenance expenditure is included in an asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repair and maintenance expenditure is charged to the Consolidated Income Statement during the financial period in which it is incurred.

Borrowing costs incurred in the construction of major assets which take a substantial period of time to complete are capitalised in the financial period in which they are incurred.

In the application of the Group’s accounting policy, judgement is exercised by management in the determination of residual values and useful lives. Depreciation and depletion is calculated to write off the book value of each item of property, plant and equipment over its useful economic life on a straight-line basis at the following rates:

Land and buildings: The book value of mineral-bearing land, less an estimate of its residual value, is depleted over the period of the mineral extraction in the proportion which production for the year bears to the latest estimates of proven and probable mineral reserves. Land, other than mineral-bearing land, is not depreciated. In general, buildings are depreciated at 2.5% per annum (“p.a.”).

Plant and machinery: These are depreciated at rates ranging from 3.3% p.a. to 20% p.a. depending on the type of asset. Plant and machinery includes transport which is, on average, depreciated at 20% p.a.

Depreciation methods, useful lives and residual values are reviewed at each financial year-end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the depreciation period or method as appropriate on a prospective basis. For the Group’s accounting policy on impairment of property, plant and equipment, please see impairment of long-lived assets and goodwill.

Revenue recognition

Revenue represents the value of goods and services supplied and is net of trade discounts and value added tax/sales tax. Other than in the case of construction contracts, revenue is recognised to the extent that revenue and related costs incurred or to be incurred are subject to reliable measurement, that it is probable that economic benefits will flow to the Group and that the significant risks and rewards of ownership have passed to the buyer, usually on delivery of the goods.

Construction contracts

The Group engages primarily in the performance of fixed price contracts, as opposed to cost plus contracts. Contract costs are recognised as incurred.

When the outcome of a contract can be estimated reliably the Group recognises revenue in accordance with the percentage-of-completion or measured works to date methods. The completion percentage is generally measured based on the proportion of contract costs incurred at the balance sheet date relative to the total estimated costs of the contract. When the outcome of a construction contract cannot be estimated reliably, contract revenue is recognised only to the extent of contract costs incurred where it is probable that these costs will be recoverable.

When it is probable that total contract costs will exceed total contract revenue, the expected loss is recognised immediately as an expense.

Revenue and/or costs in respect of variations or contracts claims and incentive payments, to the extent that they arise, are recognised when it is probable that the amount, which can be measured reliably, will be recovered from/paid to the customer.

If circumstances arise that may change the original estimates of revenues, costs or extent of progress towards completion, estimates are revised. These revisions may result in increases or decreases in revenue or costs and are reflected in income in the period in which the circumstances that give rise to the revision became known by management.

Segment reporting – Note 1

Operating segments are reported in a manner consistent with the internal organisational and management structure and the internal reporting information provided to the Chief Operating Decision Maker who is responsible for allocating resources and assessing performance of the operating segments.

Assets and liabilities held for sale – Note 2

Non-current assets and disposal groups classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell.

Non-current assets and disposal groups are classified as held for sale if their carrying amounts will be recovered through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within 12 months from the date of classification as held for sale.

Property, plant and equipment and intangible assets are not depreciated or amortised once classified as held for sale. The Group ceases to use the equity method of accounting from the date on which an interest in a joint venture or associate becomes held for sale. Non-current assets classified as held for sale and liabilities directly associated with those assets are presented separately as current items in the Consolidated Balance Sheet.

Discontinued operations – Note 2

Discontinued operations are reported when a component of the Group has been disposed of, or when a sale is highly probable; and its operations and cash flows can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Group and is classified as held for sale or has been disposed of. The Group classifies a non-current asset or disposal group as held for disposal if its carrying value will be recovered through a sales transaction or distribution to shareholders rather than continuing use.

In the Consolidated Income Statement, discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations. Corresponding notes to the Consolidated Income Statement exclude amounts for discontinued operations, unless stated otherwise.

Prior year information

The presentation of certain prior year information has been reclassified to conform to the current year presentation. The presentation of financial information pertaining to discontinued operations has been restated retrospectively (including the Consolidated Income Statement and corresponding prior year income statement notes).

Share-based payments – Note 8

The Group operates a number of equity-settled share-based payment plans. Its policy in relation to the granting of share options and awards under these plans, together with the nature of the underlying market and non-market performance and other vesting conditions, are addressed in the Directors’ Remuneration Report on page 72. The Group has no material exposure in respect of cash-settled share-based payment transactions and share-based payment transactions with cash alternatives.

Awards under the Performance Share Plans

50% of the awards granted in 2017 and 2016 under the 2014 Performance Share Plan are subject to a TSR (and hence market-based) vesting condition; with 25% being measured against a tailored sector peer group and 25% against the FTSE All-World Construction & Materials index. The awards made in 2015 are subject to a TSR on 75% of the grant. Accordingly, the fair value assigned to the related equity instruments at the grant date is derived using a Monte Carlo simulation technique to model the combination of market-based and non-market-based performance conditions in the Plans; and is adjusted to reflect the anticipated likelihood as at the grant date of achieving the vesting condition. Awards are treated as vesting irrespective of whether or not the market condition is satisfied, provided that all other performance and/or service conditions are satisfied.

The remaining awards granted under the 2014 Performance Share Plan are subject to a cumulative cash flow target (non-market-based) vesting condition. The fair value of the awards is calculated as the market price of the shares at the date of grant. No expense is recognised for awards that do not ultimately vest. At the balance sheet date the estimate of the level of vesting is reviewed and any adjustment necessary is recognised in the Consolidated Income Statement.

Awards which vest under the 2014 Performance Share Plan are allotted to an Employee Benefit Trust. An increase in nominal Share Capital and Share Premium are recognised accordingly on allotment.

Savings-related Share Option Scheme

The fair values assigned to options under the Savings-related Share Option Scheme are derived in accordance with the trinomial valuation methodology on the basis that the services to be rendered by employees as consideration for the granting of share options will be received over the vesting period, which is assessed as at the grant date.

The cost is recognised, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognised at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The Consolidated Income Statement expense/credit for a period represents the movement in cumulative expense recognised at the beginning and end of that period. The cumulative charge to the Consolidated Income Statement is reversed only where an employee in receipt of share options leaves service prior to completion of the expected vesting period and those options forfeit in consequence.

Where an award is cancelled, it is treated as if it is vested on the date of cancellation, and any expense not yet recognised for the award is recognised immediately. This includes any award where non-vesting conditions within the control of either the Company or the employee are not met. All cancellations of awards are treated equally.

The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised.

The dilutive effect of outstanding options is reflected as additional share dilution in the determination of diluted earnings per share.

Business combinations – Note 31

The Group applies the acquisition method in accounting for business combinations. The cost of an acquisition is measured as the aggregate of the consideration transferred (excluding amounts relating to the settlement of pre-existingrelationships), the amount of any non-controlling interest in the acquiree and, in a business combination achieved in stages, the acquisition-date fair value of the acquirer’s previously-held equity interest in the acquiree. Transaction costs that the Group incurs in connection with a business combination are expensed as incurred.

To the extent that settlement of all or any part of consideration for a business combination is deferred, the fair value of the deferred component is determined through discounting the amounts payable to their present value at the date of exchange. The discount component is unwound as an interest charge in the Consolidated Income Statement over the life of the obligation. Any contingent consideration is recognised at fair value at the acquisition date and included in the cost of the acquisition. The fair value of contingent consideration at acquisition date is arrived at through discounting the expected payment (based on scenario modelling) to present value. In general, in order for contingent consideration to become payable, pre-defined profit and/or profit/net asset ratios must be exceeded. Subsequent changes to the fair value of the contingent consideration will be recognised in profit or loss unless the contingent consideration is classified as equity, in which case it is not remeasured and settlement is accounted for within equity.

The assets and liabilities arising on business combination activity are measured at their acquisition-date fair values. Contingent liabilities assumed in business combination activity are recognised as of the acquisition date, where such contingent liabilities are present obligations arising from past events and their fair value can be measured reliably. In the case of a business combination achieved in stages, the acquisition-date fair value of the acquirer’s previously-held equity interest in the acquiree is remeasured to fair value as at the acquisition date through profit or loss. When the initial accounting for a business combination is determined provisionally, any adjustments to the provisional values allocated to the consideration, identifiable assets or liabilities (and contingent liabilities, if relevant) are made within the measurement period, a period of no more than one year from the acquisition date.

Goodwill – Note 15

Goodwill arising on a business combination is initially measured at cost, being the excess of the cost of an acquisition over the net identifiable assets and liabilities assumed at the date of acquisition and relates to the future economic benefits arising from assets which are not capable of being individually identified and separately recognised. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses. If the cost of the acquisition is lower than the fair value of the net assets of the subsidiary acquired, the identification and measurement of the related assets and liabilities and contingent liabilities are revisited and the cost is reassessed with any remaining balance recognised immediately in the Consolidated Income Statement.

The carrying amount of goodwill in respect of associates and joint ventures is included in investments accounted for using the equity method (i.e. within financial assets) in the Consolidated Balance Sheet.

Where a subsidiary is disposed of or terminated through closure, the carrying value of any goodwill of that subsidiary is included in the determination of the net profit or loss on disposal/termination.

Intangible assets (other than goodwill) arising on business combinations – Note 15

An intangible asset is capitalised separately from goodwill as part of a business combination at cost (fair value at date of acquisition).

Subsequent to initial recognition, intangible assets are carried at cost less any accumulated amortisation and any accumulated impairment losses. The carrying values of definite-lived intangible assets (the Group does not currently have any indefinite-lived intangible assets other than goodwill) are reviewed for indicators of impairment at each reporting date and are subject to impairment testing when events or changes in circumstances indicate that the carrying values may not be recoverable.

Intangible assets are amortised on a straight-line basis. In general, definite-lived intangible assets are amortised over periods ranging from one to ten years, depending on the nature of the intangible asset.

Amortisation periods, useful lives, expected patterns of consumption and residual values are reviewed at each financial year-end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortisation period or method as appropriate on a prospective basis.

Leases – Notes 4 and 29

Leases where the lessor retains substantially all the risks and rewards of ownership are classified as operating leases. Operating lease rentals are charged to the Consolidated Income Statement on a straight-line basis over the lease term.

Inventories and construction contracts – Note 17

Inventories are stated at the lower of cost and net realisable value. Cost is based on the first-in, first-out principle (and weighted average, where appropriate) and includes all expenditure incurred in acquiring the inventories and bringing them to their present location and condition. Raw materials are valued on the basis of purchase cost on a first-in, first-out basis. In the case of finished goods and work-in-progress, cost includes direct materials, direct labour and attributable overheads based on normal operating capacity and excludes borrowing costs.

Net realisable value is the estimated proceeds of sale less all further costs to completion, and less all costs to be incurred in marketing, selling and distribution. Estimates of net realisable value are based on the most reliable evidence available at the time the estimates are made, taking into consideration fluctuations of price or cost directly relating to events occurring after the end of the period, the likelihood of short-term changes in buyer preferences, product obsolescence or perishability (all of which are generally low given the nature of the Group’s products) and the purpose for which the inventory is held. Materials and other supplies held for use in the production of inventories are not written down below cost if the finished goods, in which they will be incorporated, are expected to be sold at or above cost.

Amounts recoverable on construction contracts, which are included in receivables, are stated at the net invoiced value of the work done less amounts received as progress payments on account. Cumulative costs incurred, net of amounts transferred to cost of sales, after deducting foreseeable losses, provisions for contingencies and payments on account not matched with revenue, are included as construction contract balances in inventories. Cost includes all expenditure directly related to specific projects and an allocation of fixed and variable overheads incurred in the Group’s contract activities based on normal operating capacity.

Cash and cash equivalents – Note 23

Cash and cash equivalents comprise cash balances held for the purpose of meeting short-term cash commitments and investments which are readily convertible to a known amount of cash and are subject to an insignificant risk of change in value. Bank overdrafts are included within current interest-bearing loans and borrowings in the Consolidated Balance Sheet. Where the overdrafts are repayable on demand and form an integral part of cash management, they are netted against cash and cash equivalents for the purposes of the Consolidated Statement of Cash Flows.

Interest-bearing loans and borrowings – Note 24

All loans and borrowings are initially recorded at the fair value of the consideration received net of directly attributable transaction costs. Subsequent to initial recognition, current and non-current interest-bearing loans and borrowings are, in general, measured at amortised cost employing the effective interest methodology. Fixed rate term loans, which have been hedged to floating rates (using interest rate swaps), are measured at amortised cost adjusted for changes in value attributable to the hedged risks arising from changes in underlying market interest rates. The computation of amortised cost includes any issue costs and any discount or premium materialising on settlement.

Gains and losses are recognised in the Consolidated Income Statement through amortisation on the basis of the period of the loans and borrowings.

Borrowing costs arising on financial instruments are recognised as an expense in the period in which they are incurred (unless capitalised as part of the cost of property, plant and equipment).

Derivative financial instruments and hedging practices – Note 25

In order to manage interest rate, foreign currency and commodity risks and to realise the desired currency profile of borrowings, the Group employs derivative financial instruments (principally interest rate swaps, currency swaps and forward foreign exchange contracts). Derivative financial instruments are recognised initially at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. The carrying value of derivatives is fair value based on discounted future cash flows and adjusted for counterparty risk. Future floating rate cash flows are estimated based on future interest rates (from observable yield curves at the end of the reporting period). Fixed and floating rate cash flows are discounted at future interest rates and translated at period-end foreign exchange rates.

At the inception of a derivative transaction, the Group documents the relationship between the hedged item and the hedging instrument together with its risk management objective and the strategy underlying the proposed transaction. The Group also documents its assessment, both at the inception of the hedging relationship and subsequently on an ongoing basis, of the effectiveness of the hedging instrument in offsetting movements in the fair values or cash flows of the hedged items. Where derivatives do not fulfil the criteria for hedge accounting, changes in fair values are reported in the Consolidated Income Statement.

Fair value and cash flow hedges

The Group uses fair value hedges and cash flow hedges in its treasury activities. For the purposes of hedge accounting, hedges are classified either as fair value hedges (which entail hedging the exposure to movements in the fair value of a recognised asset or liability or an unrecognised firm commitment that could affect profit or loss) or cash flow hedges (which hedge exposure to fluctuations in future cash flows derived from a particular risk associated with a recognised asset or liability, or a highly probable forecast transaction that could affect profit or loss).

Where the conditions for hedge accounting are satisfied and the hedging instrument concerned is classified as a fair value hedge, any gain or loss stemming from the remeasurement of the hedging instrument to fair value is reported in the Consolidated Income Statement.

In addition, any gain or loss on the hedged item which is attributable to the hedged risk is adjusted against the carrying amount of the hedged item and reflected in the Consolidated Income Statement. Where the adjustment is to the carrying amount of a hedged interest-bearing financial instrument, the adjustment is amortised to the Consolidated Income Statement with the objective of achieving full amortisation by maturity.

Where a derivative financial instrument is designated as a hedge of the variability in cash flows of a recognised asset or liability or a highly probable forecast transaction that could affect profit or loss, the effective part of any gain or loss on the derivative financial instrument is recognised as other comprehensive income, net of the income tax effect, with the ineffective portion being reported in the Consolidated Income Statement. The associated gains or losses that had previously been recognised as other comprehensive income are transferred to the Consolidated Income Statement contemporaneously with the materialisation of the hedged transaction. Any gain or loss arising in respect of changes in the time value of the derivative financial instrument is excluded from the measurement of hedge effectiveness and is recognised immediately in the Consolidated Income Statement.

Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated or exercised, or no longer qualifies for hedge accounting. At that point in time, any cumulative gain or loss on the hedging instrument recognised as other comprehensive income remains there until the forecast transaction occurs. If a hedged transaction is no longer anticipated to occur, the net cumulative gain or loss previously recognised as other comprehensive income is transferred to the Consolidated Income Statement in the period.

Net investment hedges

Where foreign currency borrowings provide a hedge against a net investment in a foreign operation, and the hedge is deemed to be effective, foreign exchange differences are taken directly to a foreign currency translation reserve. The ineffective portion of any gain or loss on the hedging instrument is recognised immediately in the Consolidated Income Statement. Cumulative gains and losses remain in equity until disposal of the net investment in the foreign operation at which point the related differences are transferred to the Consolidated Income Statement as part of the overall gain or loss on sale.

Share capital and dividends – Notes 12 and 30

Treasury Shares and own shares

Ordinary Shares acquired by the Parent Company or purchased by the Employee Benefit Trust on behalf of the Parent Company under the terms of the Performance Share Plans and the Restricted Share Plan are deducted from equity and presented on the face of the Consolidated Balance Sheet. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the Parent Company’s Ordinary Shares.

Dividends

Dividends on Ordinary Shares are recognised as a liability in the Consolidated Financial Statements in the period in which they are declared by the Parent Company.

Foreign currency translation

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The Consolidated Financial Statements are presented in euro, which is the presentation currency of the Group and the functional currency of the Parent Company.

Transactions in foreign currencies are recorded at the rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange ruling at the balance sheet date. All currency translation differences are taken to the Consolidated Income Statement with the exception of all monetary items that provide an effective hedge for a net investment in a foreign operation. These are recognised in other comprehensive income until the disposal of the net investment, at which time they are recognised in the Consolidated Income Statement.

Results and cash flows of subsidiaries, joint ventures and associates with non-euro functional currencies have been translated into euro at average exchange rates for the year, and the related balance sheets have been translated at the rates of exchange ruling at the balance sheet date. Adjustments arising on translation of the results and net assets of non-euro subsidiaries, joint ventures and associates are recognised in a separate translation reserve within equity, net of differences on related currency borrowings. All other translation differences are taken to the Consolidated Income Statement. Goodwill and fair value adjustments arising on acquisition of a foreign operation are regarded as assets and liabilities of the foreign operation and are translated accordingly.

The principal exchange rates used for the translation of results, cash flows and balance sheets into euro were as follows:

	Average			Year-end
euro 1 =	2017	2016	2015	2017	2016
Brazilian Real	3.6054	3.8561	3.7004	3.9729	3.4305

Canadian Dollar	1.4647	1.4659	1.4186	1.5039	1.4188

Chinese Renminbi	7.6290	7.3522	6.9733	7.8044	7.3202

Hungarian Forint	309.1933	311.4379	309.9956	310.3300	309.8300

Indian Rupee	73.5324	74.3717	71.1956	76.6055	71.5935

Philippine Peso	56.9734	52.5555	50.5217	59.7950	52.2680

Polish Zloty	4.2570	4.3632	4.1841	4.1770	4.4103

Pound Sterling	0.8767	0.8195	0.7258	0.8872	0.8562

Romanian Leu	4.5688	4.4904	4.4454	4.6585	4.5390

Serbian Dinar	121.3232	123.1356	120.7168	118.3086	123.4600

Swiss Franc	1.1117	1.0902	1.0679	1.1702	1.0739

Ukrainian Hryvnia	30.0341	28.2812	24.3693	33.6769	28.6043

US Dollar	1.1297	1.1069	1.1095	1.1993	1.0541